Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax expense at statutory rate (percent)	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
State and other income taxes, net of federal tax benefit (percent)	3.80%	3.60%	4.30%
Increase (decrease) in valuation allowance (percent)	0.10%	1.20%	(1.90%)
Noncontrolling interests (percent)	(4.40%)	(5.30%)	(5.10%)
Acquisition of additional equity interest in Fairlawn (percent)	0.00%	0.00%	(3.60%)
Other, net (percent)	(0.50%)	1.40%	(0.10%)
Income tax expense (percent)	34.00%	35.90%	28.60%